401(k) Plan and Employee Stock Ownership Plan (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Annual Employee Additional Contribution Threshold, Percentage of Base Salary	100.00%
Annual Employee Additional Contribution, Maximum Allowable Contribution	$ 49
Defined Contribution Plan, Cost Recognized	$ 5,400	$ 4,800	$ 4,200